LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Lease termination period	1 year
Leases rent expense		$ 32.1
Lease not yet commenced, right-of-use asset	$ 37.9
Lease not yet commenced, liability	$ 37.9
Minimum
Lessee, Lease, Description [Line Items]
Lease terms	1 year
Lease renewal term	1 year
Lease not yet commenced, term of contract	3 years
Maximum
Lessee, Lease, Description [Line Items]
Lease terms	16 years
Lease renewal term	6 years
Lease not yet commenced, term of contract	11 years